UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

Core Alternative ETF

SEMI-ANNUAL REPORT

October 31, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Core Alternative ETF

Table of Contents

Shareholder Expense Example	2
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	17
Tax Information	17
Review of Liquidity Risk Management Program	18

Core Alternative ETF

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (May 1, 2020 to October 31, 2020), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/20	Ending Account Value 10/31/20	Annualized Expense Ratios	Expenses Paid During the Period(1)
Core Alternative ETF
Actual	$ 1,000.00	$ 943.30	1.07%	$5.24
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.81	1.07%	$5.45

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Core Alternative ETF

Schedule of Investments

October 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.5%
Communications — 4.7%
Alphabet, Inc. - Class A (a)	1,862	$3,009,197
AT&T, Inc.	95,147	2,570,872
		5,580,069
Consumer Discretionary — 6.3%
Genuine Parts Co.	20,485	1,852,459
McDonald’s Corp.	12,217	2,602,221
Starbucks Corp.	34,465	2,997,076
		7,451,756
Consumer Staples— 17.0%
Altria Group, Inc.	42,430	1,530,874
Diageo PLC - ADR (b)	14,275	1,858,320
Dollar General Corp.	14,445	3,014,816
Kimberly-Clark Corp.	18,572	2,462,461
PepsiCo, Inc.	21,515	2,867,734
Sysco Corp.	43,444	2,402,888
The Procter & Gamble Co.	22,357	3,065,145
Walmart, Inc.	21,453	2,976,604
		20,178,842
Energy — 3.0%
Chevron Corp.	23,457	1,630,262
Exxon Mobil Corp.	58,639	1,912,804
		3,543,066
Financials — 10.7%
Aflac, Inc.	47,544	1,614,119
CME Group, Inc.	9,687	1,460,025
JPMorgan Chase & Co.	30,384	2,978,847
Morgan Stanley	61,794	2,975,381
The Blackstone Group, Inc. - Class A	43,290	2,182,682
U.S. Bancorp	37,999	1,480,061
		12,691,115
Health Care — 14.8%
Abbott Laboratories	28,888	3,036,418
Amgen, Inc.	11,361	2,464,655
Anthem, Inc.	7,984	2,178,035
Eli Lilly & Co.	17,440	2,275,222
Johnson & Johnson	19,738	2,706,277
Merck & Co., Inc.	28,477	2,141,755
UnitedHealth Group, Inc.	9,179	2,800,880
		17,603,242
Industrials — 13.3%
3M Co.	15,822	2,530,887
Emerson Electric Co.	32,773	2,123,363
L3Harris Technologies, Inc.	12,814	2,064,463
Lockheed Martin Corp.	6,705	2,347,622
Norfolk Southern Corp.	14,292	2,988,743
Raytheon Technologies Corp.	17,104	929,089
Waste Management, Inc.	26,322	2,840,407
		15,824,574
Materials — 2.4%
Air Products & Chemicals, Inc.	10,312	2,848,587

Technology — 18.1%
Accenture PLC - Class A (b)	12,088	2,622,008
Apple, Inc.	28,410	3,092,713
Broadridge Financial Solutions, Inc.	21,138	2,908,589
Cisco Systems, Inc.	56,625	2,032,837
FactSet Research Systems, Inc.	8,008	2,454,452
Microsoft Corp.	15,365	3,110,952
Oracle Corp.	51,845	2,909,023
Paychex, Inc.	28,932	2,379,657
		21,510,231
Utilities — 5.2%
NextEra Energy, Inc.	41,336	3,026,208
The Southern Co.	55,724	3,201,344
		6,227,552
TOTAL COMMON STOCKS (Cost $103,676,516)		113,459,034

MONEY MARKET FUNDS — 0.8%
First American Government Obligations Fund - Class X, 0.05% (c)	936,060	936,060
TOTAL MONEY MARKET FUNDS (Cost $936,060)		936,060

The accompanying notes are an integral part of the financial statements.

Core Alternative ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Continued)

	Number of Contracts (d)	Value	Notional Value
PURCHASED OPTIONS — 1.2%
PURCHASED PUT OPTIONS — 0.8%
CBOE S&P 500 Index
Expiration: November 2020, Exercise Price: $3,225	175	$270,375	$57,224,300
Expiration: November 2020, Exercise Price: $3,270	250	691,250	81,749,000
		961,625
PURCHASED CALL OPTIONS — 0.4%
CBOE S&P 500 Index
Expiration: November 2020, Exercise Price: $3,410	200	437,000	65,399,200
TOTAL PURCHASED OPTIONS (Cost $1,881,727)		1,398,625

TOTAL INVESTMENTS (Cost $106,494,303) — 97.5%		115,793,719
Other assets and liabilities, net —2.5%		2,931,147
NET ASSETS — 100.0%		$118,724,866

ADR American Depositary Receipt

CBOE Chicago Board Options Exchange

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Core Alternative ETF

Statement of Assets and Liabilities

October 31, 2020 (Unaudited)

Assets
Investments, at value (cost $106,494,303)	$115,793,719
Investment securities sold	2,718,415
Deposits at broker for options	2,549,041
Dividends and interest receivable	166,766
Total assets	121,227,941

Liabilities
Payable to Adviser	107,323
Investment securities purchased	2,395,752
Total liabilities	2,503,075
Net Assets	$118,724,866

Net Assets Consists of:
Paid-in capital	$122,983,466
Total distributable earnings (accumulated losses)	(4,258,600)
Net Assets	$118,724,866

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,400,002
Net Asset Value, redemption price and offering price per share	$26.98

The accompanying notes are an integral part of the financial statements.

Core Alternative ETF

Statement of Operations

For the Six Months Ended October 31, 2020 (Unaudited)

Investment Income
Dividend income (net of issuance fees of $154)	$1,741,805
Interest income	651
Total investment income	1,742,456

Expenses
Investment advisory fees	682,760
Interest expense	15,877
Total expenses	698,637
Net Investment Income	1,043,819

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	5,577,840
Purchased options	(22,058,427)
Written options	3,070,995
Net realized gain (loss)	(13,409,592)
Net change in unrealized appreciation/depreciation on:
Investments	1,719,453
Purchased options	3,011,544
Written options	319,119
Net change in unrealized appreciation/depreciation	5,050,116
Net realized and unrealized loss on investments	(8,359,476)
Net decrease in net assets from operations	$(7,315,657)

The accompanying notes are an integral part of the financial statements.

Core Alternative ETF

Statements of Changes in Net Assets

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
From Operations
Net investment income	$1,043,819	$1,486,486
Net realized gain (loss) on investments, purchased options and written options	(13,409,592)	15,038,443
Net change in net unrealized appreciation/depreciation on investments, purchased options and written options	5,050,116	(8,417,013)
Net increase (decrease) in net assets resulting from operations	(7,315,657)	8,107,916

From Distributions
Distributable earnings	(928,001)	(1,318,718)
Total distributions	(928,001)	(1,318,718)

Fund Capital Shares Transactions
Proceeds from shares sold	12,600,255	51,778,962
Cost of shares redeemed	(20,850,645)	(12,383,128)
Net increase (decrease) in net assets resulting from capital share transactions	(8,250,390)	39,395,834

Total Increase (Decrease) in Net Assets	(16,494,048)	46,185,032

Net Assets
Beginning of period	135,218,914	89,033,882
End of period	$118,724,866	$135,218,914

Changes in Shares Outstanding(1)
Shares outstanding, beginning of period	4,700,002	3,300,002
Shares sold	450,000	1,850,000
Shares redeemed	(750,000)	(450,000)
Shares outstanding, end of period	4,400,002	4,700,002

(1)	Shares of the Predecessor Fund converted into Fund shares at the start of business on December 18, 2019. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Core Alternative ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Period Ended April 30, 2018(1)
Net Asset Value, Beginning of Period	$28.77		$26.98	$24.70	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.23		0.39	0.34	0.32
Net realized and unrealized gain (loss) on investments	(1.82)		1.74	2.27	(0.31)
Total from investment operations	(1.59)		2.13	2.61	0.01

Less distributions paid:
From net investment income	(0.20)		(0.34)	(0.33)	(0.30)
From return of capital	—		—	—	(0.01)
Total distributions paid	(0.20)		(0.34)	(0.33)	(0.31)

Net Asset Value, End of Period	$26.98		$28.77	$26.98	$24.70

Total return, at NAV(3)(8)	-5.67	%(4)	7.98%	10.69%	0.01	%(4)
Total return, at Market(3)(8)	-5.20	%(4)	7.64%	10.75%	-0.14	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$118,725		$135,219	$89,034	$87,681

Ratio of expenses to average net assets(5)	1.07	%(6)	1.09%	1.23%	1.21	%(6)
Ratio of net investment income to average net assets(5)	1.61	%(6)	1.42%	1.34%	1.35	%(6)
Portfolio turnover rate(7)	3	%(4)	10%	21%	8	%(4)

(1)	The Fund commenced investment operations on May 23, 2017.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)

Includes broker expense of 0.00%, 0.00%, 0.12% and 0.10% and interest expense of 0.02%, 0.04%, 0.06% and 0.06% for the periods ended October 31, 2020, April 30, 2020, April 30, 2019 and April 30, 2018, respectively.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of the financial statements.

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited)

1.	ORGANIZATION

Core Alternative ETF (the “Fund”) is a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation and capital preservation with a low correlation to the broader U.S. equity market. The Fund uses a combination of several strategies to produce capital appreciation while reducing risk exposure across market conditions.

The Fund is the successor in interest to Cambria Core Equity ETF, a series of Cambria ETF Trust, (the “Predecessor Fund”) pursuant to a tax-free reorganization that took place before the start of business on December 18, 2019. The Fund is the accounting and performance information successor of the Predecessor Fund. Costs incurred by the Fund in connection with the reorganization were paid by Core Alternative Capital, LLC (“Core Alternative” or the “Adviser”), the Fund’s Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited) (Continued)

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at October 31, 2020 are as follows:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks	$113,459,034	$—	$—	$113,459,034
Money Market Funds	936,060	—	—	936,060
Purchased Options	—	1,398,625	—	1,398,625
Total Investments - Assets	$114,395,094	$1,398,625	$—	$115,793,719

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. The Fund distributes substantially all net investment income to shareholders in the form of dividends.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2020, the Fund’s most recent fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of April 30, 2020, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited) (Continued)

The Fund recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2020. At April 30, 2020, the Fund’s most recent fiscal year end, the tax periods ended in 2018 and 2019 remained open to examination in the Fund’s major tax jurisdiction.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

The Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund invests in derivatives in order to protect against a possible decline in the market value of the securities in its portfolio, to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future and as a means of increasing the yield on its assets. The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of October 31, 2020, the Fund’s derivative instruments are not subject to a master netting arrangement.

The average monthly value outstanding of purchased and written options during the six months ended October 31, 2020 were as follows:

Purchased Options	$2,311,146
Written Options	370,604

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of October 31, 2020:

Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Purchased Options	$1,398,625	$—
Written Options	—	—
	$1,398,625	$—

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended October 31, 2020:

	Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
	Purchased Options	Written Options	Purchased Options	Written Options
Equity Risk Contracts	$(22,058,427)	$3,070,995	$3,011,544	$319,119

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Core Alternative, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.05% of the Fund’s average daily net assets. Core Alternative has agreed to pay all expenses of the Fund except the fee paid to Core Alternative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited) (Continued)

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Six months ended October 31, 2020	$928,001	$—
Year ended April 30, 2020	1,318,718	—

(1)	Ordinary income includes short-term capital gains.

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited) (Continued)

At April 30, 2020, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Investments	Written Options	Total Portfolio
Federal Tax Cost of Investments	$126,229,724	$(687,000)	$125,542,724
Gross Tax Unrealized Appreciation	$19,245,700	$—	$19,245,700
Gross Tax Unrealized Depreciation	(11,396,523)	—	(11,396,523)
Net Tax Unrealized Appreciation (Depreciation)	7,849,177	—	7,849,177
Undistributed Ordinary Income	248,808	—	248,808
Distributable Earnings / (Accumulated Losses)	8,097,985	—	8,097,985
Other Accumulated Gain (Loss)	(4,112,927)	—	(4,112,927)
Total Distributable Earnings/ (Accumulated Losses)	$3,985,058	$—	$3,985,058

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and options contracts mark to market.

At April 30, 2020, the Fund’s most recent fiscal year end, the Fund had short-term capital losses of $4,112,927 remaining which will be carried forward indefinitely to offset future realized capital gains.

6.	INVESTMENT TRANSACTIONS

During the six months ended October 31, 2020, the Fund realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Core Alternative ETF	$6,454,811	$121,773

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended October 31, 2020 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Core Alternative ETF	$3,625,511	$17,788,795	$12,241,064	$20,386,599

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Core Alternative ETF

Notes to Financial Statements

October 31, 2020 (Unaudited) (Continued)

A complete description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks’’.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. At October 31, 2020, Institutional and Family Asset Management, LLC, as a beneficial shareholder, owned approximately 36% of the outstanding shares of the Fund.

9.	SUBSEQUENT EVENTS

On December 24, 2020, the Fund paid a distribution to shareholders of record on December 23, 2020 as follows:

Ordinary Income Rate	Ordinary Income Distribution Paid
$0.09110874	$446,433

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Core Alternative ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Fund’s website at www.corealtfunds.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.corealtfunds.com

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the year ended April 30, 2020 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended April 30, 2020, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

Core Alternative ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Core Alternative Capital, LLC
3930 East Jones Bridge Road, Suite 380
Peachtree Corners, Georgia 30092

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/6/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	1/6/2021

*	Print the name and title of each signing officer under his or her signature.

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